Consolidated income statement - EUR (€) € in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Consolidated income statement
Revenue		€ 37,448	€ 36,717	€ 37,672
Cost of sales		(24,929)	(24,459)	(24,359)
Gross profit		12,519	12,258	13,313
Selling and distribution expenses		(2,934)	(2,674)	(2,777)
Administrative expenses		(5,447)	(5,768)	(5,351)
Net credit losses on financial assets		(476)	(491)	(505)
Share of results of equity accounted associates and joint ventures		(123)	(96)	433
Impairment (charge)/reversal		(4,515)	64	(64)
Other income		565	372	9,402
Operating (loss)/profit		(411)	3,665	14,451
Investment income		864	581	232
Financing costs		(1,931)	(2,626)	(1,609)
(Loss)/profit before taxation		(1,478)	1,620	13,074
Income tax expense		(2,246)	(50)	(492)
(Loss)/profit for the financial year - Continuing operations		(3,724)	1,570	12,582
Loss for the financial year - Discontinued operations		(22)	(65)	(247)
(Loss)/profit for the financial year		(3,746)	1,505	12,335
Attributable to:
- Owners of the parent		(4,169)	1,140	11,838
- Non-controlling interests	[1]	423	365	497
(Loss)/profit for the financial year		€ (3,746)	€ 1,505	€ 12,335
Earnings per share
Earnings per share - Continuing operations, Basic		€ (0.1586)	€ 0.0445	€ 0.4366
Earnings per share - Continuing operations, Diluted		(0.1586)	0.0444	0.4351
Earnings per share - Total Group, Basic		(0.1594)	0.0421	0.4277
Earnings per share - Total Group, Diluted		€ (0.1594)	€ 0.042	€ 0.4262

[1]	Profit attributable to non-controlling interests derives solely from continuing activities.